SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Idle capacity expenses	$ 128,353
Impairment of long lived assets	0		0
Customer advance	262,216		304,489	189,193
Revenue recognized	46,813		44,169	91,467
Employee social benefits	149,426		$ 153,741	$ 81,888
Under payment taxes	$ 13,700	¥ 100,000
VAT rate for taxpayers selling consumer products	13.00%	13.00%	13.00%
VAT rate for general tax payer and revenue generated from providing services	6.00%	6.00%
VAT rate for leasing income	5.00%	5.00%